Note 4 - Group Annuity Contract with Insurance Company (Details Textual) - EBP 91-0369590 002 [Member]	12 Months Ended
Jun. 30, 2025
EBP, Fully Benefit-Responsive Investment Contract, Reset (Month)	6 months
EBP, Fully Benefit-Responsive Investment Contract, Description	The contract meets the FBRIC criteria and therefore is reported at contract value. Contract value is the relevant measure for FBRICs because this is the amount received by participants if they were to initiate permitted transactions under the terms of the Plan. Contract value, as reported to the Plan by Principal, represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.
EBP, Fully Benefit-Responsive Investment Contract, Limitation on Transacting at Contract Value, Description	The Plan’s ability to receive amounts due is dependent on the issuer’s ability to meet its financial obligations, which may be affected by future economic and regulatory developments. Certain events might limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (1) amendments to the plan documents (including complete or partial plan termination or merger with another plan), (2) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions, (3) bankruptcy of the plan sponsor or other plan sponsor events (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the plan, or (4) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA, (5) premature termination of the contract. No events are probable of occurring that might limit the Plan’s ability to transact at contract value with the contract issuer and that also would limit the ability of the Plan to transact at contract value with the participants.
EBP, Fully Benefit-Responsive Investment Contract, Limitation on Transacting at Contract Value, Not Probable [true false]	false
Minimum [Member]
EBP, Fully Benefit-Responsive Investment Contract, Crediting Rate	1.00%
Maximum [Member]
EBP, Fully Benefit-Responsive Investment Contract, Crediting Rate	3.00%